Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Trade Payables and Other Current Liabilities

(€’000)	As at 31 December,
	2018	2017
Total trade payables	5,916	4,800
Other current liabilities
Social security	314	306
Payroll accruals and taxes	1,351	947
Other current liabilities	1,024	1,029

Total other current liabilities	2,690	2,282